Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Taxes
Income before income taxes

($ in millions)
For the year ended December 31:	2021	2020	2019
Income/(loss) from continuing operations before income taxes
U.S. operations	$(2,654)	$(2,349)	$(874)
Non-U.S. operations	7,491	4,921	8,080
Total income from continuing operations before income taxes	$4,837	$2,572	$7,206

Components of the provision for income taxes by geographic operations and taxing jurisdiction

($ in millions)
For the year ended December 31:	2021	2020	2019
U.S. operations	$(969)	$1,913	$(419)
Non-U.S. operations	1,093	(3,273)	479
Total continuing operations provision for/(benefit from) income taxes	$124	$(1,360)	$60

($ in millions)
For the year ended December 31:	2021	2020	2019
U.S. federal
Current	$374	$312	$327
Deferred	(1,358)	1,102	(873)
	$(984)	$1,414	$(546)
U.S. state and local
Current	$161	$345	$(55)
Deferred	(370)	(358)	(85)
	$(209)	$(13)	$(140)
Non-U.S.
Current	$1,342	$1,208	$1,376
Deferred	(25)	(3,969)	(630)
	$1,317	$(2,761)	$746
Total continuing operations provision for/(benefit from) income taxes	$124	$(1,360)	$60
Discontinued operations provision for/(benefit from) income taxes	714	484	670
Provision for social security, real estate, personal property and other taxes	3,227	3,199	3,304
Total taxes included in net income	$4,065	$2,322	$4,034

Effective income tax rate reconciliation

For the year ended December 31:	2021	2020	2019
Statutory rate	21%	21%	21%
Enactment of U.S. tax reform	—	—	2
Tax differential on foreign income	(10)	(31)	(14)
Intra-entity IP sale	—	(37)	—
Domestic incentives	(5)	(9)	(6)
State and local	(3)	0	(2)
Other	0	3	0
Effective rate	3%	(53)%	1%

Percentages rounded for disclosure purposes.

Components of deferred tax assets and liabilities

Deferred Tax Assets

($ in millions)
At December 31:	2021	2020
Retirement benefits	$3,142	$3,700
Leases	1,061	1,149
Share-based and other compensation	661	579
Domestic tax loss/credit carryforwards	1,619	1,746
Deferred income	630	661
Foreign tax loss/credit carryforwards	983	818
Bad debt, inventory and warranty reserves	390	324
Depreciation	249	139
Hedging losses	26	576
Restructuring charges	216	253
Accruals	305	483
Intangible assets	2,929	3,540
Capitalized research and development	2,161	1,387
Other	1,280	1,352
Gross deferred tax assets	15,652	16,707
Less: valuation allowance	883	850
Net deferred tax assets	$14,769	$15,857

*

Deferred Tax Liabilities

($ in millions)
At December 31:	2021	2020
Goodwill and intangible assets	$2,290	$2,635
GILTI deferred taxes	3,257	4,119
Leases and right-of-use assets	1,314	1,584
Depreciation	518	646
Retirement benefits	1,971	1,209
Software development costs	1,016	1,007
Deferred transition costs	42	200
Undistributed foreign earnings	131	276
Other	817	734
Gross deferred tax liabilities	$11,356	$12,410

Reconciliation of the beginning and ending amount of unrecognized tax benefits

($ in millions)
	2021	2020	2019
Balance at January 1	$8,568	$7,146	$6,759
Additions based on tax positions related to the current year	934	1,690	816
Additions for tax positions of prior years	247	159	779
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(688)	(408)	(922)
Settlements	(352)	(19)	(286)
Balance at December 31	$8,709	$8,568	$7,146